Related Party Transactions - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Line Items]
Interest paid on loan	$ 3,945	$ 1,879	$ 3,540
Former CEO
Related Party Transactions [Line Items]
Owing amount under tax equalization program	283	170
S A L P
Related Party Transactions [Line Items]
Interest expense	4,222	2,121
Interest paid on loan	3,945	1,879
Legal expenses	326	0
Legal expenses paid	$ 181	$ 0